Fair Value Measurement - Face Value, Net Carrying Value and Fair Value of Secured and Unsecured Notes (Detail) (USD $)	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	$ 310,000,000	$ 310,000,000
Carrying value	326,313,000
Carrying value	234,038,000	233,832,000	242,923,000
Unsecured Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	235,000,000	235,000,000	245,000,000
Face value of notes outstanding and notes to be issued	235,000,000	235,000,000	245,000,000
Less: unamortized debt issue costs	(962,000)	(1,168,000)	(2,077,000)
Carrying value	234,038,000	233,832,000	242,923,000
Unsecured Notes [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	235,000,000	235,000,000	245,000,000
Secured Notes and Warrants [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	333,086,000	329,788,000	323,293,000
Face value of notes outstanding and notes to be issued	334,197,000	332,536,000	325,985,000
Less: unamortized debt issue costs	(7,883,000)	(10,250,000)	(19,483,000)
Carrying value	326,314,000	322,286,000
Carrying value		322,286,000	306,502,000
Secured Notes and Warrants [Member] | Original Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	310,000,000	310,000,000	310,000,000
Secured Notes and Warrants [Member] | PIK Interest Notes Issued [Member]
Fair Value Of Other Financial Instrument [Line Items]
Face value of original notes outstanding	23,086,000	19,788,000	13,293,000
PIK interest notes to be issued	1,111,000	2,748,000	2,692,000
Fair Value, Inputs, Level 2 [Member] | Unsecured Notes [Member]
Fair Value Of Other Financial Instrument [Line Items]
Fair value of outstanding notes	165,894,000	151,928,000	141,605,000
Fair Value, Inputs, Level 2 [Member] | Secured Notes and Warrants [Member]
Fair Value Of Other Financial Instrument [Line Items]
Fair value of outstanding notes	$ 339,681,000	$ 335,295,000	$ 303,598,000